Financial Instruments and Risk Management (Tables)	12 Months Ended
Oct. 31, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2023, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2023
Short-term investment	$86,112	$–	$–	$86,112
Derivative warrants liability	–	–	4,310,379	4,310,379
Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2022, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2022
Short-term investment	$193,750	$–	$–	$193,750
Derivative liability	–	290,569	–	290,569

Schedule of Foreign Currency Exchange Risk on Net Working Capital	The following table indicates the impact of foreign currency exchange risk on net working capital as of October 31, 2023. The table below also provides a sensitivity analysis of a 10% strengthening of the foreign currency against functional currencies identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of October 31, 2023.
Cash	$78,503
Amounts receivable	104,320
Accounts payable and accrued liabilities	(177,226)
Due to related parties	(42,433)

Total foreign currency financial assets and liabilities	$(36,836)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(3,684)

Schedule of Contractual Maturities of Financial Liabilities	The following amounts are the contractual maturities of financial liabilities as of October 31, 2023 and 2022:
October 31, 2023	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$617,004	$617,004	$–
Due to related parties	42,433	42,433	–
	$659,437	$659,437	$–
October 31, 2022	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$1,396,960	$1,396,960	$–
Due to related parties	206,494	206,494	–
Lease liability	38,390	38,390	–
	$1,641,844	$1,641,844	$–